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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   December 31, 2002
                                                -----------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

September 30, 2002

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                 COM          002893-10-5      565,800      18,400          X         1                18,400
Agnico Eagle Mines, Ltd           COM          008474-10-8      534,257      22,900          X         1                22,900
Alcan Inc                         COM          01371610-5     2,452,250      42,500          X         1                42,500
Alliance Atlantis                 COM          01853E-20-4      123,711      12,900          X         1                12,900
Ampex Corp.                       COM          032092-10-8       14,913     186,411      X             0     186,411
Angiotech Pharm                   COM          34918-10-2       283,921       5,300
Ballard Power Systems             COM          05858H-10-4      489,160      28,000          X         1                28,000
Bank of Montreal                  COM          06367-11-0     2,901,624      69,600          X         1                69,600
BCE Inc.                          COM          05534-B1-0     8,445,975     296,350          X         1               296,350
Biomira                           COM          09161R10-6        12,615       8,700          X         1                 8,700
Boardwalk Equities                COM          09661310-4        83,490       5,500          X         1                 5,500
Brascan Corp                      COM          1054P-60-6     6,998,000     200,000          X         1               200,000
Brookfield PPTYS                  COM          112900-10-5      820,503      28,709          X         1                28,709
Budget Group, Inc.                COM          119003-10-1      353,883   1,310,679      X             0   1,310,679
Canadian Imperial Bank            COM          13606910-1     2,411,008      55,400          X         1                55,400
Canadian Life Financial           COM          135113-10-8    1,081,787      26,850          X         1                26,850
Canadian National Ry              COM          13637-51-0       195,810       3,000          X         1                 3,000
Canadian Pacific Ry               COM          13645T10-0        88,133       3,100          X         1                 3,100
CHC Helicopter Corp               COM          12541C20-3       170,580       6,000          X         1                 6,000
Cognicase Inc                     COM          19242310-0        41,820      10,200          X         1                10,200
Coinstar Inc.                     COM          19259P-30-0      855,750      35,000      X             0       35000
Corel Corp.                       COM          21868Q-10-9       28,750      12,900          X         1                12,900
Creo Products                     COM          13566G-50-9      105,452       8,200          X         1                 8,200
Crystallex Intl Corp              COM          22942F-10-1       60,813      26,100          X         1                26,100
Dean Foods                        COM          242370-10-4    4,162,472     112,196      X             0     154,747
Decoma Intl                       COM          13566G-50-9       83,776       6,800          X         1                 6,800
Descartes Systems                 COM          249906-10-8       81,965      16,900          X         1                16,900
Devon Energy Corp                 COM          25179M103      7,102,887     154,747      X             0     154,747
Dorel Industries                  COM          25822C-20-5      288,000       8,100          X         1                 8,100
Echo Bay Mines                    COM          278751-10-2       89,572      51,200          X         1                51,200
Enbridge Inc.                     COM          29250N10-5     9,361,989     209,300          X         1               209,300
Extendicare Inc.                  COM          30224T-87-1       44,940      10,700          X         1                10,700
Firstservice Corp                 COM          33761N10-9        58,305       2,300          X         1                 2,300
Four Seasons Hotels               sub vtg shs  35100E10-4       777,000      17,500          X         1                17,500
Fording Inc                       COM          34542610-0       278,935       8,450          X         1                 8,450
GSI Lumonics                      COM          34542610-0        67,805       7,100          X         1                 7,100
GT Group Telecom                  COM          36235940-8        12,084      21,200          X         1                21,200
Glamis Gold, Ltd.                 COM          376775-10-2      229,910      27,700          X         1                27,700
Goldcorp Inc                      COM          38095640-9       553,656      27,600          X         1                27,600
Golden State Vintners             COM          38121K-20-8    2,305,433     658,695      X             0      658695
Hummingbird Commun                COM          44544R-10-1      105,028       3,100          X         1                 3,100
Hurricane Hydrocarbon             COM          44779E10-6       221,656      13,450          X         1                13,450
ID Biomedical                     COM          44936D10-8        54,132       5,200          X         1                 5,200
Imperial Oil                      COM          45303840-8     1,777,830      57,000          X         1                57,000
Intertape Plymr Grp               COM          460919-10-3       57,112       5,900          X         1                 5,900
Intrawest Corp.                   COM          460915-20-0      249,696       7,850          X         1                 7,850
IPSCO Inc.                        COM          462622-10-1      124,109       7,850      X             0       7,850
Kinross Gold                      COM          49690210-7       264,902      68,450          X         1                68,450
K-Swiss, Inc                      COM          482686-10-2    4,342,000     200,000      X             1               200,000
Leitch                            COM          52543H10-7        26,558       4,900          X         1                 4,900
Lions Gate Int                    COM          53591920-3        55,695      14,100          X         1                14,100
LodgeNet Entertainment            COM          540211-10-9    1,708,800     160,000      X             0      160000
Methanex                          COM          59151K-10-8      477,470      13,200          X         1                13,200
Moore Corp, LTD                   COM          615785-10-2      394,404      18,500          X         1                18,500
Nabors Industries, Inc.           COM          629568-10-6    4,582,500     337,900      X             0     337,900
Noranda                           COM          65542210-3     1,847,300     130,000          X         1               130,000
Open Text Corp.                   COM          683715-10-6      116,320       3,200          X         1                 3,200
Pan American Silver               COM          697900-10-8       88,416       7,200          X         1                 7,200
QLT Phototherapeut                COM          746927-10-2      915,823      68,345          X         1                68,345
Quebecor Printing                 COM          748203-10-6      109,902       7,800          X         1                 7,800
Research In Motion                COM          760975-10-2      206,500      10,000          X         1                10,000
Royal Bank of CDA                 COM          788087-10-2   12,278,560     230,800
Royal Group Tech                  COM          779915-10-7      768,825      25,500          X         1                25,500
Steinway Musical Inst.            COM          858495-10-4   31,285,794   1,461,953      X             0   1,461,953
Trans Canada Pplns                COM          893526-10-3    7,265,640     317,000

TOTALS                                                      123,943,703   6,942,385                        4,467,982 1,963,854
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